RECLAMATION BONDS AND PROVISIONS (Details Narrative) - Surety Agreement [Member]	Dec. 31, 2016 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, annual payment	$ 8,340
Deposits	100,000
Debt instrument, face value	$ 278,000